Other receivables and other payables - Marikana dividend obligation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
South Africa | Eastern Platinum Limited
Disclosure of nature and extent of risks arising from financial instruments [line items]
Real discount rate — South Africa	11.64%
South Africa | Western Platinum Limited
Disclosure of nature and extent of risks arising from financial instruments [line items]
Real discount rate — South Africa	11.71%
Marikana
Movement In Dividend Obligation [Abstract]
Balance at the beginning of the year	R 730	R 1,626	R 2,129
Interest — unwinding of amortised cost	85	188	236
Gain on revised estimated cash flows	(5)	(1,046)	(548)
Payments made	0	(38)	(191)
Balance at end of the year	R 810	R 730	R 1,626